Condensed consolidated statements of profit or loss and total comprehensive income - USD ($)		3 Months Ended		6 Months Ended
		Jun. 30, 2018	Jun. 30, 2017 [1]	Jun. 30, 2018	Jun. 30, 2017
Profit (loss) [abstract]
Revenues		$ 76,934,000	$ 85,405,000	$ 161,285,000	$ 169,882,000	[1]
Net pool allocation		(357,000)		(357,000)
Voyage expenses and commissions		(1,536,000)	(1,070,000)	(2,683,000)	(2,128,000)	[1]
Vessel operating costs		(15,351,000)	(16,232,000)	(32,413,000)	(31,220,000)	[1]
Depreciation		(18,375,000)	(18,330,000)	(36,604,000)	(36,464,000)	[1]
General and administrative expense		(4,698,000)	(3,588,000)	(9,381,000)	(7,078,000)	[1]
Profit from operations		36,617,000	46,185,000	79,847,000	92,992,000	[1]
Financial costs		(14,946,000)	(14,892,000)	(30,293,000)	(29,066,000)	[1]
Financial income		582,000	243,000	1,107,000	373,000	[1]
(Loss)/gain on derivatives		1,588,000	(2,336,000)	7,915,000	(2,313,000)	[1]
Total other expenses, net		(12,776,000)	(16,985,000)	(21,271,000)	(31,006,000)	[1]
Profit and total comprehensive income for the period		$ 23,841,000	$ 29,200,000	$ 58,576,000	$ 61,986,000	[1]
Common units
Earnings per unit attributable to the Partnership, basic and diluted:
Earnings per unit (basic)		$ 0.40	$ 0.45	$ 0.99	$ 0.98	[1]
Earnings per unit (diluted)		0.40	0.45	0.98	0.98	[1]
Subordinated units
Earnings per unit attributable to the Partnership, basic and diluted:
Earnings per unit (basic and diluted)	[1]				0.52
General partner units
Earnings per unit attributable to the Partnership, basic and diluted:
Earnings per unit (basic and diluted)		$ 0.40	$ 0.46	$ 1.04	$ 1.01	[1]

[1]	Restated so as to reflect the historical financial statements of GAS-eleven Ltd., GAS-thirteen Ltd., GAS-eight Ltd. and GAS-fourteen Ltd., acquired on May 3, 2017, July 3, 2017, October 20, 2017 and April 26, 2018, respectively, from GasLog (Note 1).